Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable to Banks [Member]
Bank Borrowings (Details) [Line Items]
Interest expense	$ 250,781	$ 191,198	$ 180,744